Commitment and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
Legal matters
The Company is subject to claims and litigation matters in the ordinary course of business. Management does not believe the resolution of any such matters will have a materially adverse effect on the Company’s financial position or results of operations.
Commitments and other contingencies
The Company leases office space and equipment under non-cancellable lease agreements that expire at various points through 2025. For the three months ended June 30, 2021 and 2020, rental expense under these leases was $2.3 million and $2.5 million, respectively. For the six months ended June 30, 2021 and 2020, rental expense under these leases was $4.6 million and $5.1 million, respectively.
As of June 30, 2021, total future commitments on non-cancelable operating leases with a minimum remaining term in excess of one year are as follows:

2021	$4,129
2022	6,985
2023	5,722
2024	4,336
2025	2,721
2026	709
Total	$24,602
The Company also administers escrow deposits as a service to customers, a substantial portion of which are held at third-party financial institutions. These escrow deposits amounted to $418.7 million and $290.9 million at June 30, 2021 and December 31, 2020, respectively. Such deposits are not reflected on the condensed consolidated balance sheets, but the Company could be contingently liable for them under certain circumstances (for example, if the Company disposes of escrowed assets). Such contingent liabilities have not materially impacted the results of operations or financial condition to date and are not expected to do so in the near term.	Commitments and contingencies
Legal matters
The Company is subject to claims and litigation matters in the ordinary course of business. Management does not believe the resolution of any such matters will have a materially adverse effect on the Company’s financial position or results of operations.
Commitments and other contingencies
The Company leases office space and equipment under non-cancellable lease agreements that expire at various points up through 2025. For the years ended December 31, 2020, 2019, and 2018, rental expense under these leases was $10.3 million, $11.3 million, and $0.3 million, respectively.
The Company also administers escrow deposits as a service to customers, a substantial portion of which are held at third-party financial institutions. These escrow deposits amounted to $290.9 million and $222.8 million at December 31, 2020 and 2019, respectively. Such deposits are not reflected on the consolidated balance sheets, but the Company could be contingently liable for them under certain circumstances (for example, if the Company disposes of escrowed assets). Such contingent liabilities have not materially impacted the results of operations or financial condition to date and are not expected to do so in the near term.
As of December 31, 2020, total future commitments on non-cancelable operating leases with a minimum remaining term in excess of one year are as follows:

2021	$7,473
2022	5,874
2023	4,660
2024	3,435
2025	2,118
2026	219
Total	$23,779